SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Jun. 10, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Investors $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Stockholders Equity Note [Line Items]
Share-based compensation cost | $			$ 100,186	$ 104,920	$ 73,529
Options granted	[1]		207,305
Number of ordinary shares reserved and available for grant and issuance			7,847,149	6,243,273
Share-based compensation | $			$ 102,183	$ 107,202	$ 75,051
Percentage of ownership			25.00%
Shares reserved for issuance under ESPP			1,233,812	721,469	194,625
Ordinary shares repurchased under ESPP			119,092
Initial public offering and concurrent private placement
Stockholders Equity Note [Line Items]
Net proceeds of deducting underwriting discounts and commissions | $		$ 591,856	$ 6,000
Additional ordinary shares pursuant to underwriters option to purchase		370,000
Sale of stock, price per share | $ / shares		$ 155
Number of share issued		3,700,000
Net proceeds after deducting underwriting discounts and commissions. | $		$ 34,697
Other issuance costs | $		$ 4,298
Outstanding convertible preferred shares converted		26,440,239
Number of investors | Investors			2
Number of ordinary shares purchased			967,742
Gross proceeds of consideration per transaction | $			$ 150,000
Deferred offering costs | $			$ 44,995
Co-CEO
Stockholders Equity Note [Line Items]
Options granted			74,108	73,074
2017 share option plan
Stockholders Equity Note [Line Items]
Weighted-average grant-date fair value of options granted | $ / shares			$ 86.26	$ 69.3	$ 77
Intrinsic value of options exercised | $			$ 112,799	$ 346,600	$ 321,891
Unamortized share-based compensation expense | $			$ 118,311	$ 107,411	$ 101,027
Weighted average period for cost expected to be recognized			1 year 9 months	1 year 9 months 14 days	1 year 11 months 19 days
2021 plan
Stockholders Equity Note [Line Items]
Number of ordinary shares reserved and available for grant and issuance			7,847,149
Share reserve increased			4,633,095
Unrecognized compensation cost related to unvested restricted share units | $			$ 96,112	$ 64,458	$ 22,821
Weighted average period for cost expected to be recognized			1 year 9 months 18 days	1 year 10 months 6 days	1 year 11 months 23 days
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Options granted	[2]		846,540
Weighted-average grant-date fair value of options granted | $ / shares	[2]		$ 138.84
Restricted Stock Units (RSUs) | Co-CEO
Stockholders Equity Note [Line Items]
Options granted			22,928

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022. and 74,108 performance options granted to the Company’s Co-CEOs in 2023, as applicable.
[2]	Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023.